Investment Strategy - Rayliant NxtGen Multifactor International Equity ETF	Mar. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies in developed markets, excluding the United States. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Adviser considers a company to be a developed market company if it is organized or maintains its principal place of business in a developed market. The Adviser considers a country to be a developed market country if the country is represented in the MSCI World Index or another widely recognized developed markets index. As of December 31, 2025, the MSCI World Index consisted of the following 23 developed markets countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Developed markets are often characterized by high levels of gross domestic product (GDP) per capita and mature financial institutions. The Adviser excludes from the Fund’s universe companies organized or maintaining their principal place of business in the United States. In cases where an issuer could reasonably be assigned to more than one country, the country assignment is based on an analysis of factors such as the issuer’s assets, revenues, domicile of directors and senior management, and corporate history and heritage.

The equity securities in which the Fund invests are primarily common stocks and depositary receipts, including unsponsored depositary receipts, but may also include preferred stocks, exchange-traded funds (“ETFs”), and securities of other investment companies. The Fund may invest in securities of companies with any market capitalization but intends to focus on large-capitalization securities.

The Fund is primarily made up of stocks from developed markets excluding the United States that are selected using a quantitative investment approach with oversight from the Fund’s portfolio managers. In quantitative investment strategies, investment decisions are made using large amounts of data and computer models. However, the Adviser has the discretion to adjust trades based on news, liquidity, or additional insights from the Adviser’s portfolio management team. The Adviser’s quantitative investment model allocates more weight to stocks for which the model identifies the potential for higher future returns, taking into account risk (i.e., risk-adjusted returns), and less weight to stocks for which the model identifies the potential for lower future risk-adjusted returns. The Adviser’s portfolio management team may adjust portfolio weights for the Fund based on their own analysis of the securities in the Fund’s investment universe in order to enhance evaluations made by the quantitative model. In addition to excluding stocks in specific countries as a result of its investment models, the Adviser may avoid investing in a given country for which the transaction costs of investing exceed the benefits of investing in that country. Due to its investment strategy, the Fund may buy and sell securities frequently.

The Adviser uses data from a variety of sources, including data purchased from vendors and data accessed by the Adviser from alternative sources (e.g., data collected from public websites). Such data are collected at varying frequencies (e.g., daily price data, quarterly financial statements) and considered over varying horizons, ranging from months to years, depending on the nature of the data in question. The Adviser employs a proprietary data cleaning process, whereby data obtained from vendors and other sources is inspected for errors, processed to make information obtained from different sources useful in comparing various companies, sectors, and markets, and formatted for inclusion in the Adviser’s database and for use in its models. The Adviser monitors its data and models through a combination of automated and manual checks.